Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of provisions	Provisions consisted of the following:

	At December 31,
	2025			2024
(€ million)	Current	Non-current	Total	Current	Non-current	Total
Product warranty and recall campaigns	4,562	9,562	14,124	3,737	5,571	9,308
Sales incentives	5,321	—	5,321	6,343	—	6,343
Restructuring	637	405	1,042	1,035	544	1,579
Legal proceedings and disputes	379	601	980	457	618	1,075
Commercial risks	2,779	6,002	8,781	1,910	1,208	3,118
Other risks	639	2,026	2,665	738	919	1,657
Total Provisions	14,317	18,596	32,913	14,220	8,860	23,080

Disclosure of changes in other provisions	Changes in Provisions were as follows:

(€ million)	At January 1, 2025	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2025
Product warranty and recall campaigns	9,308	11,645	(6,264)	—	(717)	—	1	151	14,124
Sales incentives	6,343	10,362	(10,954)	(23)	(411)	—	(34)	38	5,321
Restructuring costs	1,579	1,115	(1,381)	(261)	(38)	—	(4)	32	1,042
Legal proceedings and disputes	1,075	242	(252)	(59)	(33)	—	—	7	980
Commercial risks	3,118	8,674	(2,255)	(733)	(348)	—	—	325	8,781
Other risks	1,657	1,946	(412)	(231)	(54)	—	3	(244)	2,665
Total Provisions	23,080	33,984	(21,518)	(1,307)	(1,601)	—	(34)	309	32,913

(€ million)	At January 1, 2024	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2024
Product warranty and recall campaigns	8,984	6,332	(6,209)	(133)	265	(38)	(21)	128	9,308
Sales incentives	6,031	10,229	(10,110)	(4)	214	(21)	—	4	6,343
Restructuring costs	1,300	1,706	(1,284)	(172)	25	—	(2)	6	1,579
Legal proceedings and disputes	1,090	368	(252)	(71)	(65)	—	(6)	11	1,075
Commercial risks	2,723	1,964	(1,680)	(41)	155	—	(3)	—	3,118
Other risks	1,340	833	(427)	(161)	21	—	4	47	1,657
Total Provisions	21,468	21,432	(19,962)	(582)	615	(59)	(28)	196	23,080